Share-Based Compensation - Schedule of Activities for Stock Options (Parenthetical) (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SHARE-BASED COMPENSATION
Granted (in shares)	13,736,000	3,005,000	10,849,000
Non-employee directors
SHARE-BASED COMPENSATION
Granted (in shares)	0	0	0